Schedule of Investments (unaudited) August 31, 2023	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 0.4%
Axon Enterprise, Inc.(a)	7,758	$1,651,756
Textron, Inc.	52,263	4,061,357

		5,713,113

Automobiles — 3.0%
Ford Motor Co.	163,118	1,978,621
General Motors Co.	453,514	15,197,254
Tesla, Inc.(a)	86,811	22,404,183

		39,580,058

Banks — 2.0%
Bank of America Corp.	547,464	15,695,793
Citigroup, Inc.	35,139	1,450,889
KeyCorp	498,511	5,648,130
U.S. Bancorp	10,249	374,396
Wells Fargo & Co.	57,214	2,362,366

		25,531,574

Beverages — 1.7%
Coca-Cola Co.	10,161	607,933
PepsiCo, Inc.	121,822	21,674,570

		22,282,503

Biotechnology — 3.0%
AbbVie, Inc.	45,237	6,648,030
Amgen, Inc.	34,489	8,840,910
BioMarin Pharmaceutical, Inc.(a)	3,706	338,654
Gilead Sciences, Inc.	98,242	7,513,548
Horizon Therapeutics PLC(a)	6,922	780,386
Incyte Corp.(a)	135,447	8,740,395
Neurocrine Biosciences, Inc.(a)	26,137	2,846,058
Seagen, Inc.(a)	4,092	843,239
Ultragenyx Pharmaceutical, Inc.(a)	35,228	1,296,038
United Therapeutics Corp.(a)	4,422	992,120

		38,839,378

Broadline Retail — 4.1%
Amazon.com, Inc.(a)	321,582	44,381,532
eBay, Inc.	184,554	8,264,328
Nordstrom, Inc.	63,851	1,035,663

		53,681,523

Building Products — 2.0%
Johnson Controls International PLC	107,260	6,334,776
Lennox International, Inc.	1,478	556,925
Owens Corning	89,452	12,873,037
Trane Technologies PLC	31,091	6,381,739

		26,146,477

Capital Markets — 3.1%
Cboe Global Markets, Inc.	3,672	549,735
Moody’s Corp.	46,298	15,593,167
Nasdaq, Inc.	273,936	14,376,161
Robinhood Markets, Inc., Class A(a)	88,119	959,616
S&P Global, Inc.	23,399	9,145,733

		40,624,412

Chemicals — 1.2%
Air Products and Chemicals, Inc.	3,024	893,562
Ecolab, Inc.	65,363	12,014,373

Security	Shares	Value

Chemicals (continued)
LyondellBasell Industries NV, Class A	1,498	$147,957
Sherwin-Williams Co.	11,087	3,012,560

		16,068,452

Commercial Services & Supplies — 0.8%
Republic Services, Inc.	51,363	7,402,949
Tetra Tech, Inc.	20,695	3,256,358

		10,659,307

Communications Equipment — 0.2%
Cisco Systems, Inc.	38,445	2,204,821

Construction & Engineering — 1.3%
AECOM	136,253	11,956,200
EMCOR Group, Inc.	19,419	4,354,711
Valmont Industries, Inc.	1,216	308,256

		16,619,167

Construction Materials — 0.4%
Martin Marietta Materials, Inc.	10,160	4,535,526

Consumer Finance — 0.2%
Synchrony Financial	71,270	2,300,596

Consumer Staples Distribution & Retail — 2.2%
Kroger Co.	6,195	287,386
Target Corp.	52,559	6,651,341
Walmart, Inc.	131,886	21,445,983

		28,384,710

Containers & Packaging — 0.3%
AptarGroup, Inc.	33,347	4,420,478

Diversified Telecommunication Services — 0.0%
AT&T, Inc.	12,174	180,052

Electric Utilities — 0.2%
Edison International	40,981	2,821,542

Electrical Equipment — 0.1%
Acuity Brands, Inc.	3,711	598,510

Electronic Equipment, Instruments & Components(a) — 0.5%
Flex Ltd.	127,181	3,508,924
Keysight Technologies, Inc.	21,073	2,809,031

		6,317,955

Entertainment — 0.6%
Electronic Arts, Inc.	23,092	2,770,578
Netflix, Inc.(a)	9,934	4,308,177
ROBLOX Corp., Class A(a)	39,406	1,114,796
Warner Bros Discovery, Inc., Class A(a)	10,475	137,641

		8,331,192

Financial Services — 4.3%
Berkshire Hathaway, Inc., Class B(a)	33,868	12,199,254
Block, Inc.(a)	89,833	5,178,872
Mastercard, Inc., Class A	60,279	24,873,526
PayPal Holdings, Inc.(a)	10,666	666,732
Visa, Inc., Class A	53,300	13,094,744

		56,013,128

Food Products — 1.0%
General Mills, Inc.	112,214	7,592,399
Hershey Co.	9,272	1,992,182
Kellogg Co.	61,608	3,759,320

		13,343,901

1

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Gas Utilities — 0.3%
New Jersey Resources Corp.	56,933	$2,400,865
ONE Gas, Inc.	15,065	1,091,760

		3,492,625

Ground Transportation — 0.2%
Ryder System, Inc.	1,498	150,849
Uber Technologies, Inc.(a)	59,935	2,830,730

		2,981,579

Health Care Equipment & Supplies — 3.3%
Abbott Laboratories	54,679	5,626,469
Boston Scientific Corp.(a)	304,061	16,401,050
Edwards Lifesciences Corp.(a)	39,767	3,040,983
IDEXX Laboratories, Inc.(a)	607	310,426
Medtronic PLC	56,607	4,613,471
ResMed, Inc.	16,233	2,590,624
Stryker Corp.	30,035	8,516,424
Zimmer Biomet Holdings, Inc.	12,481	1,486,737

		42,586,184

Health Care Providers & Services — 2.7%
Cencora, Inc.	2,272	399,827
CVS Health Corp.	94,584	6,164,039
Elevance Health, Inc.	38,317	16,936,497
Humana, Inc.	2,716	1,253,787
McKesson Corp.	2,945	1,214,282
UnitedHealth Group, Inc.	19,820	9,445,816

		35,414,248

Health Care Technology — 0.3%
Teladoc Health, Inc.(a)	144,963	3,281,962

Hotels, Restaurants & Leisure — 0.7%
Aramark	5,206	193,559
McDonald’s Corp.	15,559	4,374,413
Royal Caribbean Cruises Ltd.(a)	9,262	916,382
Travel & Leisure Co.	87,408	3,513,802

		8,998,156

Household Durables — 0.5%
Lennar Corp., Class A	12,280	1,462,425
PulteGroup, Inc.	2,931	240,518
Taylor Morrison Home Corp.(a)	38,147	1,808,168
TopBuild Corp.(a)	8,450	2,451,176
Whirlpool Corp.	5,405	756,484

		6,718,771

Household Products — 1.2%
Colgate-Palmolive Co.	218,391	16,045,187

Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class C	167,275	4,143,402

Industrial Conglomerates — 0.9%
General Electric Co.	22,212	2,542,386
Honeywell International, Inc.	48,947	9,199,099

		11,741,485

Industrial REITs — 0.5%
EastGroup Properties, Inc.	32,881	5,906,414

Insurance — 2.3%
Arch Capital Group Ltd.(a)	93,550	7,190,253
Marsh & McLennan Cos., Inc.	9,579	1,867,809
MetLife, Inc.	237,629	15,051,421

Security	Shares	Value

Insurance (continued)
Prudential Financial, Inc.	35,547	$3,365,235
Travelers Cos., Inc.	18,775	3,027,093

		30,501,811

Interactive Media & Services(a) — 6.5%
Alphabet, Inc., Class A	289,383	39,405,283
Alphabet, Inc., Class C	159,694	21,933,971
Meta Platforms, Inc., Class A	74,108	21,927,816
Snap, Inc., Class A	171,019	1,770,047

		85,037,117

IT Services — 0.4%
Accenture PLC, Class A	14,112	4,569,042
Twilio, Inc., Class A(a)	3,553	226,362

		4,795,404

Life Sciences Tools & Services — 0.7%
Agilent Technologies, Inc.	76,202	9,225,776

Machinery — 2.8%
Cummins, Inc.	26,335	6,058,103
Deere & Co.	6,440	2,646,454
Graco, Inc.	7,827	617,863
Oshkosh Corp.	50,146	5,206,659
Otis Worldwide Corp.	125,473	10,734,215
Pentair PLC	21,310	1,497,241
Snap-on, Inc.	11,778	3,163,571
Xylem, Inc.	63,763	6,602,021

		36,526,127

Media — 1.4%
Cable One, Inc.	511	332,441
Comcast Corp., Class A	106,623	4,985,692
Fox Corp., Class A	284,717	9,412,744
Fox Corp., Class B	4,332	132,213
Liberty Media Corp-Liberty SiriusXM(a)	83,114	2,031,306
Paramount Global, Class A	7,590	139,352
Paramount Global, Class B	59,160	892,724

		17,926,472

Metals & Mining — 0.1%
Alcoa Corp.	32,822	987,286

Multi-Utilities — 0.5%
Consolidated Edison, Inc.	11,426	1,016,457
Sempra	83,280	5,847,922

		6,864,379

Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.	14,898	1,733,233

Oil, Gas & Consumable Fuels — 3.7%
Chevron Corp.	123,696	19,927,426
ConocoPhillips	83,652	9,957,098
Devon Energy Corp.	7,166	366,111
EOG Resources, Inc.	2,183	280,777
Exxon Mobil Corp.	55,080	6,124,345
Hess Corp.	1,543	238,393
Pioneer Natural Resources Co.	4,759	1,132,309
Valero Energy Corp.	81,202	10,548,140

		48,574,599

Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	3,467	216,618

Passenger Airlines — 0.4%
Alaska Air Group, Inc.(a)	130,984	5,497,398

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage Large Cap Core Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Pharmaceuticals — 3.6%
Bristol-Myers Squibb Co.	234,272	$14,442,869
Eli Lilly & Co.	26,009	14,414,188
Johnson & Johnson	77,348	12,505,625
Pfizer, Inc.	141,701	5,013,381

		46,376,063

Professional Services — 0.4%
ExlService Holdings, Inc.(a)	80,224	2,344,948
Insperity, Inc.	20,234	2,050,311
KBR, Inc.	21,818	1,342,243

		5,737,502

Real Estate Management & Development — 0.2%
Zillow Group, Inc., Class C(a)	49,413	2,577,382

Residential REITs — 0.2%
Equity Residential	43,988	2,851,742

Retail REITs — 0.6%
Brixmor Property Group, Inc.	297,788	6,545,380
Federal Realty Investment Trust	7,044	689,890

		7,235,270

Semiconductors & Semiconductor Equipment — 6.9%
Advanced Micro Devices, Inc.(a)	11,916	1,259,760
Applied Materials, Inc.	122,167	18,662,231
Intel Corp.	276,350	9,710,939
Lam Research Corp.	781	548,574
Lattice Semiconductor Corp.(a)	34,317	3,337,671
Micron Technology, Inc.	24,393	1,706,046
NVIDIA Corp.	94,852	46,814,205
NXP Semiconductors NV	6,599	1,357,546
QUALCOMM, Inc.	49,407	5,658,584

		89,055,556

Software — 11.4%
Adobe, Inc.(a)	31,236	17,471,544
Autodesk, Inc.(a)	23,397	5,192,730
Cadence Design Systems, Inc.(a)	34,880	8,386,547
Dropbox, Inc., Class A(a)	41,825	1,162,317
Fortinet, Inc.(a)	50,327	3,030,189
Guidewire Software, Inc.(a)	6,748	583,230
Intuit, Inc.	17,730	9,606,291
Manhattan Associates, Inc.(a)	22,600	4,579,212
Microsoft Corp.	273,892	89,770,842
Palo Alto Networks, Inc.(a)	3,161	769,071
Salesforce, Inc.(a)	30,371	6,725,962
VMware, Inc., Class A(a)	6,664	1,124,750

		148,402,685

Specialized REITs — 0.5%
SBA Communications Corp.	27,122	6,089,703
Weyerhaeuser Co.	5,015	164,241

		6,253,944

Security	Shares	Value

Specialty Retail — 2.5%
AutoNation, Inc.(a)	3,918	$615,479
Best Buy Co., Inc.	101,239	7,739,721
Chewy, Inc., Class A(a)(b)	76,807	1,841,832
Five Below, Inc.(a)	6,117	1,051,879
Home Depot, Inc.	39,916	13,184,255
Penske Automotive Group, Inc.	5,518	906,607
TJX Cos., Inc.	72,787	6,731,342

		32,071,115

Technology Hardware, Storage & Peripherals — 8.6%
Apple, Inc.	495,291	93,050,320
Dell Technologies, Inc., Class C	118,207	6,647,962
Hewlett Packard Enterprise Co.	609,868	10,361,657
HP, Inc.	40,042	1,189,648

		111,249,587

Textiles, Apparel & Luxury Goods — 1.0%
Crocs, Inc.(a)	3,459	336,699
Lululemon Athletica, Inc.(a)	23,195	8,843,325
Tapestry, Inc.	107,946	3,596,761

		12,776,785

Trading Companies & Distributors — 1.0%
Beacon Roofing Supply, Inc.(a)	1,962	156,666
SiteOne Landscape Supply, Inc.(a)	25,749	4,407,971
W.W.Grainger, Inc.	11,719	8,369,007

		12,933,644

Total Long-Term Investments — 99.3% (Cost: $1,117,796,240)		1,291,915,883

Short-Term Securities

Money Market Funds — 0.5%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 5.23%(c)(d)	6,050,228	6,050,228
SL Liquidity Series, LLC, Money Market Series, 5.49%(c)(d)(e)	765,773	766,003

Total Short-Term Securities — 0.5% (Cost: $6,816,041)		6,816,231

Total Investments — 99.8% (Cost: $1,124,612,281)		1,298,732,114

Other Assets Less Liabilities — 0.2%		2,031,472

Net Assets — 100.0%		$1,300,763,586

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

3

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage Large Cap Core Fund

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 05/31/23	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/23	Shares Held at 08/31/23	Income		Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, T-Fund, Institutional Class	$4,555,906	$1,494,322	(a)	$—		$—	$—	$6,050,228	6,050,228	$88,302		$—
SL Liquidity Series, LLC, Money Market Series	2,439,357	—		(1,674,790	)(a)	1,180	256	766,003	765,773	2,183	(b)	—

						$1,180	$256	$6,816,231		$90,485		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
S&P 500 E-Mini Index	40	09/15/23	$9,032	$59,099

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Common Stocks	$1,291,915,883	$—	$—	$1,291,915,883

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) August 31, 2023	BlackRock Sustainable Advantage Large Cap Core Fund

Fair Value Hierarchy as of Period End (continued)

	Level 1	Level 2	Level 3	Total

Short-Term Securities
Money Market Funds	$6,050,228	$—	$—	$6,050,228

	$1,297,966,111	$—	$—	1,297,966,111

Investments Valued at NAV(a)				766,003

				$1,298,732,114

Derivative Financial Instruments(b)
Assets
Equity Contracts	$59,099	$—	$—	$59,099

(a)	Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

S&P	Standard & Poor’s

5